Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Summary of Inventories

	December 31, 2024		December 31, 2023
Finished products	Ps.	60,152	Ps.	51,939
Raw materials		4,545		3,701
Spare parts		1,636		1,145
Work in process		758		899
Inventories in transit		373		538
	Ps.	67,464	Ps.	58,222

Summary of Changes in Inventories
For the years ended December 31, 2024, December 31, 2023 and December 31, 2022, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2024		2023		2022
Changes in inventories of finished goods and work in process	Ps.	317,608	Ps.	286,346	Ps.	234,174
Raw materials and consumables used		126,040		115,542		84,984
Total	Ps.	443,648	Ps.	401,888	Ps.	319,158